Contract Liabilities (Tables)	12 Months Ended
Nov. 30, 2025
Contract Liabilities [Abstract]
Schedule of Contract Liabilities	As of November 30, 2025 and 2024, the contract liabilities were comprised of the following:
	As of November 30,
	2024	2025	2025
	HK$	HK$	US$
Advance from customers	128,400	-	-
Total	128,400	-	-

Schedule of Increase Decrease in Contract Liabilities
	As of November 30,
	2024	2025	2025
	HK$	HK$	US$
Balance at beginning of the year ended	1,519,584	128,400	16,489
Decrease in contract liabilities as a result of recognizing revenue during the year which was included in the contract liabilities at the beginning of the year	(1,519,584)	(128,400)	(16,489)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	128,400	-	-
Total	128,400	-	-